Document and Entity Information	Dec. 03, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	VIACOMCBS INC.
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000813828
Document Type	8-K
Document Period End Date	Dec. 03, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-09553
Entity Tax Identification Number	04-2949533
Entity Address, Address Line One	1515 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	258-6000
Entity Information, Former Legal or Registered Name	CBS Corporation
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	51 West 52nd Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.001 par value
Trading Symbol	VIACA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock, $0.001 par value
Trading Symbol	VIAC
Security Exchange Name	NASDAQ